RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2019
Weighted average lessee's incremental borrowing rate	2.43%
P.H.I. Networks [Member]
Ownership interest	50.00%